Investments in associates and joint ventures	12 Months Ended
Jun. 30, 2022
8. Investments in associates and joint ventures

8. Investments in associates and joint ventures

Changes of the Group’s investments in associates and joint ventures for the fiscal years ended June 30, 2022 and 2021 were as follows:

	06.30.2022	06.30.2021
Beginning of the year	21,293	184,999
Share capital increase and contributions	1,534	69
Decrease of interest in associates and joint ventures (v)	-	(71,916)
Share of loss	(195)	(5,067)
Other comprehensive results	(646)	(6,120)
Dividends (i)	(3,675)	(149)
Participation in other changes in equity	(282)	-
Deconsolidation (iii)	-	(79,438)
Devaluation (iv)	-	(1,027)
Reclassification to financial instruments	(148)	-
Others	29	(58)
End of the year (ii)	17,910	21,293

(i)	See Note 32.
(ii)	Includes ARS (8) and ARS (23) reflecting interests in companies with negative equity as of June 30, 2022 and 2021, respectively, which are disclosed in “Provisions” (see Note 21).
(iii)	See Note 4.
(iv)	Corresponds to the investment of TGLT.
(v)	Corresponds to the sale of the remaining interest in Shufersal in July 2020.

Below is a detail of the investments and the values of the stake held by the Group in associates and joint ventures for the years ended as of June 30, 2022 and 2021, as well as the Group's share of the comprehensive results of these companies for the years ended on June 30, 2022, 2021 and 2020:

Name of the entity	% ownership interest			Value of Group's interest in equity		Group's interest in comprehensive income/(loss)
06.30.2022	06.30.2021	06.30.2020	06.30.2022	06.30.2021	06.30.2022	06.30.2021	06.30.2020

New Lipstick	49.96%	49.96%	49.96%	143	357	69	(787)	18,801
BHSA (1)	29.91%	29.91%	29.91%	9,665	8,791	873	(1,240)	(936)
Condor (2)	21.70%	18.89%	18.89%	-	2,657	425	(679)	295
Gav-Yam	N/A	N/A	34.90%	-	-	-	64	-
TGLT (3)	27.82%	27.82%	30.20%	813	1,537	(723)	(3,537)	-
Quality (4)	50.00%	50.00%	50.00%	3,858	4,800	(983)	(425)	456
La Rural S.A.	50.00%	50.00%	50.00%	243	277	(42)	(221)	251
Cresca S.A. (5)	50.00%	50.00%	50.00%	29	48	8	13	(39)
Other associates and joint ventures	-	-	-	3,159	2,826	(468)	(4,375)	2,900
Total associates and joint ventures				17,910	21,293	(841)	(11,187)	21,728

The following is additional information about the Group's investments in associates and joint ventures:

Name of the entity	Location of business / Country of incorporation	Main activity		Last financial statement issued
			Common shares	Share capital (nominal value)	Loss/ (income) for the year	Shareholders' equity
New Lipstick	U.S.	Real estate	N/A	-	(*) (1)	(*) (42)
BHSA (1)	Argentina	Financing	448,689,072	(**) 1,500	(**) 2,920	(**) 31,251
Condor (2)	U.S.	Hotel	3,191,214	(*) 244	(*) (125)	(*) 119
TGLT S.A. (3)	Argentina	Real estate	257,330,595	925	(2,950)	4,084
Quality (4)	Argentina	Real estate	225,146,912	406	(1,965)	7,563
La Rural S.A.	Argentina	Organization of events	714,998	1	(58)	339

N/A: Not applicable.

(1)

BHSA is a commercial bank of comprehensive services that offers a variety of banking and financial services for individuals, small and medium business and large companies. The market price of the share is 7.78 pesos per share. The effect of the treasury shares in the BHSA portfolio is considered for the calculation.

(2)	Condor is an investment company focused on US hotels.
(3)	See Note 8 to the annual Financial Statements as of June 30, 2021.
(4)	Quality is dedicated to the exploitation of the San Martín property (former property of Nobleza Piccardo S.A.I.C. and F.).
(5)	Cresca is a joint venture between the Company and Carlos Casado S.A. with agricultural operations in Paraguay.

(*)

Amounts presented in millions of US dollars under USGAAP. Condor’s year-end falls on December 31, so the Group estimates their interest will a three-month lag including any material adjustments, if any.

(**)	Amounts as of June 30, 2022, prepared in accordance with BCRA’ regulations.

Set out below is summarized financial information of the associates and joint ventures considered material to the Group:

	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets		% of ownership interest held	Interest in associates / joint ventures	Goodwill and others	Book value
	As of June 30, 2022
Associates
BHSA	241,536	79,939	280,495	8,961	32,019	(iv)	29.91%(iii)	9,577	88	9,665
TGLT	7,511	12,371	8,176	7,677	4,029		27.82%	1,121	(308)	813

Joint ventures
Quality Invest (ii)	61	11,490	70	3,919	7,562		50.00%	3,781	77	3,858
	As of June 30, 2021
Associates
BHSA	188,185	116,578	256,477	19,122	29,164		29.91%	8,722	69	8,791
TGLT	8,460	19,366	8,117	12,635	7,074		27.82%	1,968	-	(431)

Joint ventures
Quality Invest (ii)	8	14,499	164	4,898	9,445		50.00%	4,723	77	4,800

	Revenues	Net income/(loss)	Total comprehensive income/(loss)	Dividends distributed to non-controlling shareholders	Cash of operating activities	Cash of investment activities	Cash of financial activities	Net increase/(decrease) in cash and cash equivalents
	As of June 30, 2022 (i)
Associates
BHSA	54,043	2,920	2,920	-	33,208	(240)	(24,583)	8,385
TGLT	4,198	(2,129)	(2,089)	-	(1,322)	4,209	(2,530)	357

Joint ventures
Quality Invest (ii)	206	(1,965)	(1,965)	-	(1)	24	(2)	21
	As of June 30, 2021 (I)
Associates
BHSA	47,976	(4,145)	(4,145)	-	7,081	(212)	(46,143)	(39,274)
TGLT	4,196	(3,155)	(3,155)	-	185	108	(746)	(453)

Joint ventures
Quality Invest (ii)	74	(849)	(849)	-	(97)	(7)	104	-

(i)	Information under GAAP applicable in the associate and joint ventures´ jurisdiction.
(ii)

In March 2011, Quality acquired an industrial plant located in San Martín, Province of Buenos Aires. The facilities are suitable for multiple uses. On January 20, 2015, Quality agreed with the Municipality of San Martin on certain re zoning and other urban planning matters (“the Agreement”) to surrender a non-significant portion of the land and a monetary consideration of ARS 40 million, payable in two installments of ARS 20 each, the first of which was actually paid on June 30, 2015. In July 2017, the Agreement was amended as follows: 1) a revised zoning plan must be submitted within 120 days as from the amendment date, and 2) the second installment of the monetary considerations was increased to ARS 71 million payables in 18 equal monthly installments. On March 8, 2018, it was agreed with the well-known Gehl Study (Denmark) - Urban Quality Consultant - the elaboration of a Master Plan, generating a modern concept of New Urban District of Mixed Uses. On July 20, 2020 we were notified of the granting of the Hydraulic Aptitude in pre-feasibility instance. On August 5, 2021, they were signed between Quality Invest S.A. and the Municipality of San Martín the following documents: 1) CLUB PERETZ CLUB AGREEMENT ACT CLOSING: It is agreed that within 48 hours of signing the same Quality will pay the certificates owed for the work in question already completed, releasing both parties from any claim regarding the Minutes signed on January 20, 2015 The amount owed (already checked and agreed between the parties) is ARS 18,926,541. and the execution of the works are described, detailed and carried out. As of June 30, 2022, the amount owed and the works are completed and paid, as well as the closing act signed. 2) COMPLEMENTARY AGREEMENT WITH THE MUNICIPALITY OF SAN MARTIN: In this agreement the completion of the Rodriguez Peña expansion work and the relocation and start-up of the EDENOR substation are agreed, according to the plan and specifications drawn up by TIS and that they are part of its annexes. In return, the certifications owed will be paid as follows: The total is for ARS 26,085,086: ARS 15,000,000.- are paid 48 hours after signing this document and the balance (without any adjustment clause) at the time of the provisional reception of the work, where the definitive reception and Delivery Certificate will be signed. As of June 30, 2022, the $15,000,000 have already been paid and the work is not yet finished (being executed by more than 85%). The balance due is $11,085,086, which will be paid at the time of provisional reception of the work, when it and the Delivery Certificate will be signed.

BHSA

BHSA is subject to certain restrictions on the distribution of profits, as required by BCRA regulations.

The Annual Shareholders' Meeting decided to allocate 35.1 million of Class D shares of a par value of ARS 1, to an employee compensation plan pursuant to Section 67 of Law 26,831. As of June 30, 2022, BHSA has a remnant of 26.8 million of such treasury shares. As of June 30, 2022, considering the effect of such treasury shares, the Group’s interest in BHSA amounts to 29.91%.

The Group estimated that the value in use of its investment in BHSA as of June 30, 2022 and 2021 amounted to ARS 9,680, ARS 11,043, respectively. The value in use was estimated based on the present value of future business cash flows. The main assumptions used were the following:

-	The Group considered 9 years as the horizon for the projection of BHSA cash flows, including perpetual value.
-	The “Private BADLAR” interest rate was projected based on internal data and information gathered from external advisors.
-	The projected exchange rate was estimated in accordance with internal data and external information provided by independent consultants.
-	The discount rate used to discount actual dividend flows was 15.64% in 2022 and 14.02% in 2021.
-	The sensitivity to a 1% increase in the discount rate would be a reduction in the value in use of ARS 760 for 2022 and of ARS 625 for 2021.

 The estimated value in use exceeds the book value of the investment, because of that, no adjustment was necessary on the recorded value of the investment.

New Lipstick

 On August 7, 2020, as a consequence of negotiations conducted in the context of an increased lease price effective as of May 2020, as set forth in the lease (hereinafter, “Ground Lease”), Metropolitan (a company where IRSA holds, indirectly, a 49.96% interest) executed an agreement with the Ground Lease lessor to conclude the relationship and terminate the ground lease, abandoning the administration of the building. As a consequence of the foregoing, Metropolitan derecognized the liability associated to the Ground Lease, as well as all assets and liabilities associated to the building and the administration as of June 30, 2020.

TGLT

 During the fiscal year ended at June 30, 2020, TGLT S.A. and IRSA entered into a recapitalization agreement, based on which IRSA increased its holding in TGLT S.A. reason why it began to be considered an associate company.

 During the fiscal year ended at June 30, 2021, TGLT S.A. yielded significant losses and its business was affected by different factors related to the context in which it finds itself. Therefore, IRSA decided to re-evaluate the recoverability of this asset.

 For this reason and considering that the events are public and have been openly disclosed to the market, it is considered that the market value of the shares is more suitable indicator to determine the value of this holding.